MERIDIAN FUND, INC.
                                                                     May 3, 2006

To Our Shareholders:

Stocks posted impressive gains during the first quarter of 2006. Companies continue to generate strong profits and there is the perception on the part of investors that the Federal Reserve is close to finished raising short-term interest rates. The S&P 500 advanced 3.73% and the NASDAQ 6.10%. Small cap stocks did even better with the Russell 2000 gaining a strong 13.65%. Precious metals, steel and heavy construction companies were among the best performing sectors. The worst performing groups included auto parts, recreational services and home builders. Interest rates moved higher during the quarter. The rate on the ten-year government bond advanced from 4.39% to 4.85%.

Economic growth slowed to a modest 1.7% annual rate during the fourth quarter of 2005, while corporate profits accelerated, increasing an above average 14%. We expect 2006 GDP to grow approximately 3% and that interest rates and the rate of inflation will move modestly higher throughout the year. It should be another good year for corporate profits. In our opinion, this will drive gains in employment, capital outlays and non-durable consumer spending. We believe auto sales and residential construction will have a more difficult time in 2006. The price of crude oil has increased 10% during the first quarter, following a big gain in 2005. This is a problem. Further increases could slow economic growth and lower the level of corporate profits.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(SM)

The Meridian Equity Income Fund's net asset value per share at March 31, 2006 was $11.22. This represents an increase of 7.2% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, January 31, 2005, were 13.6% and 11.6%, respectively. The Fund's assets at the close of the quarter were invested 4.1% in cash and 95.9% in stocks. Total net assets were $25,055,331 and there were 430 shareholders.

The Equity Income Fund ended the quarter holding 36 positions with an average market capitalization of $16.4 billion with 26 different industry groups represented. The portfolio's average yield and return on equity stood at 2.80% and 18.85%, respectively, well above that of the S&P 500. The average holding is expected to grow earnings at a 9.10% rate during the next five years. We expect solid dividend growth, which, in our opinion, will lead to good long-term performance for shareholders.

During the quarter we purchased shares of ABM Industries, Briggs & Stratton, BellSouth, E.I. du Pont De Nemours, Mellon Financial and Willis Group Holdings. We sold our shares in Arthur J. Gallagher, Cato, Fresh Del Monte Produce, Coca-Cola and RPM International.

American Building Maintenance (ABM), a current holding, is an established and leading provider of janitorial, parking, security and engineering services to commercial office buildings, industrial plants, shopping centers, airport terminals and other such facilities. This is a stable business, which we believe is beginning to show cyclical improvement. ABM is well managed and the shares yield in excess of 2.50%. The company has no debt and is expected to grow earnings at 10% during the next five years. These characteristics, in our opinion, will lead to positive returns for investors.

MERIDIAN GROWTH FUND(R)

The Meridian Growth Fund's net asset value per share at March 31, 2006 was $40.34. This represents an increase of 10.3% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,688.7% and 14.2%, respectively. The Fund's assets at the close of the quarter were invested 5.1% in cash and cash equivalents and 94.9% in stocks. Total net assets were $1,730,449,486 and there were 72,029 shareholders.

We remain positive on stocks, but caution that higher energy prices bring additional risk. Our portfolio, for the most part, consists of well-managed medium-sized growth companies with solid long-term prospects, good balance sheets and that sell, we believe, at reasonable valuations. The heaviest areas of concentration, as usual, are technology, health care, consumer and finance.

During the quarter we purchased shares of Diebold and Mercury Interactive and sold our shares in Applebee's, Liz Claiborne and LifePoint Hospitals.

B/E Aerospace, a recent purchase, is the largest manufacturer of cabin interior products for commercial aircraft and business jets. The company has more than 45% market share in virtually all its product segments. Airline traffic is forecasted to double from 2004-2023 with the rapid expansion of the middle class in emerging economies. Asia, The Middle East, and Europe now account for over 80% of the backlog. Both Boeing and Airbus posted record airline orders in 2005. Roughly 1,100 wide-body aircraft are scheduled to be delivered between 2007 and 2010, along with significant retrofits. These orders should enable B/E Aerospace to post double-digit revenue and profit growth during the next several years. The company has positive investment characteristics. B/E Aerospace is a well-managed company with strong growth prospects and an improved balance sheet that sells at a reasonable valuation.

MERIDIAN VALUE FUND(R)

The Meridian Value Fund was rated Number One Mid-Cap Core Fund by Lipper for the ten-year period ending December 31, 2005. Also, according to Lipper, the Meridian Value Fund is the fifteenth best performing stock fund for the ten-year period ending March 31, 2006. This is out of a universe of over 8,000 funds.

The Meridian Value Fund's net asset value per share at March 31, 2006 was $37.94. This represents an increase of 9.6% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 610.9% and 20.0%, respectively. The comparable period returns for the S&P 500 with dividends were 200.6% and 10.8%, respectively. The Fund's assets at the close of the quarter were invested 5.0% in cash and cash equivalents and 95.0% in stocks. Total net assets were $1,842,237,814 and there were 84,908 shareholders.

Our investment strategy is unchanged, and there have been no major changes in our portfolio. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. We believe that over the long term this strategy will continue to outperform. In our opinion the portfolio is well positioned, reasonably valued and diversified. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, energy and industrial products.

During the quarter we purchased shares of Entegris, Electronic Arts, Hawaiian Electric Industries, Healthcare Realty, Jean Coutu, Kinder Morgan, Pactiv, Ruby Tuesday, Sealed Air, Tektronix and Willis Group Holdings. We sold our shares in AVX, Boyd Gaming, Coca-Cola, Credence, Coherent, Del Monte Foods, Endo Pharmaceuticals, Fresh Del Monte Produce, Invacare, Regis, Universal Health Services, UnumProvident and Washington Mutual.

We recently invested in Spartech, a leader in thermoplastic processing. The company converts commodity polymers and resins into plastic sheet, compounds and molded products for use in a wide variety of end market applications such as food packaging, car and boat interiors, roofing, signs and plastic wheels. Spartech's earnings declined by over 22% in 2005 due to an overly ambitious restructuring program that disrupted operations, highly volatile resin prices that hurt profits and the loss of a large customer due to a product discontinuation. Under a new CEO, the company has improved its restructuring process and should see gradual benefits over the next several years. New sources of resin supply should stabilize that market and Spartech has improved its ability to pass these costs on to its customers. Lower working capital and interest expense should also improve profits. We believe that over the next several years, earnings could grow from $1.01 per share in 2005 to a normalized level of $2.00 or more. The stock is currently priced at an attractive level of less than 12 times this normalized earnings estimate.

MERIDIAN EQUITY INCOME FUND(SM)
SUMMARY OF PORTFOLIO HOLDINGS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)

Telecommunications Services.................................    5.8%  $ 1,447,941
Electrical Equipment........................................    5.4     1,343,987
Banking.....................................................    5.3     1,330,750
Industrial Products.........................................    5.3     1,323,715
Paper/Forest Products.......................................    5.3     1,320,988
Industrial Services.........................................    5.3     1,316,825
Business Services...........................................    5.2     1,310,039
Consumer Products...........................................    5.2     1,294,829
Brokerage & Money Management................................    5.2     1,292,505
Insurance...................................................    4.8     1,207,000
Agriculture.................................................    3.2       802,256
Transportation..............................................    3.0       754,091
Automotive..................................................    2.8       708,665
Healthcare Products.........................................    2.8       692,874
Construction................................................    2.7       684,727
Insurance Brokers...........................................    2.7       670,639
Energy......................................................    2.7       666,008
Retail......................................................    2.6       662,866
Oil & Gas...................................................    2.6       662,307
Office Supplies.............................................    2.6       662,286
Basic Materials.............................................    2.6       660,424
Pharmaceuticals.............................................    2.6       659,453
Diversified Operations......................................    2.6       650,034
Business Products...........................................    2.6       646,298
Chemicals...................................................    2.5       635,251
Furniture & Fixtures........................................    2.5       631,183
Cash & Other Assets, Less Liabilities.......................    4.1     1,017,390
                                                              -----   -----------
                                                              100.0%  $25,055,331
                                                              =====   ===========

MERIDIAN GROWTH FUND(R)
SUMMARY OF PORTFOLIO HOLDINGS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)

Industrial Services.........................................   11.9%  $  206,445,561
Retail......................................................   11.1      192,614,493
Healthcare Products.........................................    8.8      152,774,658
Tech-Software...............................................    6.8      118,480,486
Brokerage & Money Management................................    5.9      102,367,435
Healthcare Services.........................................    5.3       90,945,230
Industrial Products.........................................    4.8       82,361,050
Tech-Hardware...............................................    4.6       79,304,010
Banking.....................................................    4.2       73,060,945
Restaurants.................................................    4.1       70,317,821
Construction................................................    3.2       55,314,354
Consumer Services...........................................    3.2       55,254,001
Business Services...........................................    3.1       53,544,690
Cellular Communications.....................................    2.9       50,555,568
Real Estate.................................................    2.5       43,659,210
Insurance Brokers...........................................    2.5       42,480,002
Insurance...................................................    2.4       41,356,170
Leisure & Amusement.........................................    2.2       37,703,075
Hotels & Lodging............................................    2.1       37,112,300
Aerospace/Defense...........................................    2.1       36,682,736
U.S. Government Obligations.................................    1.6       26,812,339
Business Products...........................................    1.2       20,580,209
Cash & Other Assets, Less Liabilities.......................    3.5       60,723,143
                                                              -----   --------------
                                                              100.0%  $1,730,449,486
                                                              =====   ==============

MERIDIAN VALUE FUND(R)
SUMMARY OF PORTFOLIO HOLDINGS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)

Technology..................................................   10.3%  $  189,394,963
Energy......................................................    8.0      147,788,191
Real Estate.................................................    7.3      135,512,258
Banking.....................................................    6.9      126,631,197
Industrial Products.........................................    6.8      125,021,631
Telecommunications Equipment................................    6.3      116,396,741
Retail......................................................    5.7      105,436,853
Industrial Services.........................................    5.7      104,297,270
Consumer Products...........................................    5.3       98,162,705
Aerospace/Defense...........................................    4.7       86,377,861
Media.......................................................    3.1       56,872,217
Healthcare Services.........................................    2.8       52,083,330
Insurance...................................................    2.7       50,342,406
Healthcare Products.........................................    2.6       47,213,643
U.S. Government Obligations.................................    2.5       45,678,020
Pharmaceuticals.............................................    2.4       44,201,124
Telecommunications Services.................................    2.0       37,890,560
Basic Materials.............................................    1.8       32,524,560
Utilities...................................................    1.7       31,251,760
Publishing..................................................    1.7       31,148,650
Information Technology Services.............................    1.5       28,067,091
Insurance Brokers...........................................    1.4       26,404,182
Restaurants.................................................    1.3       23,277,248
Automotive..................................................    0.8       14,303,226
Consumer Products/Food & Beverage...........................    0.8       14,199,159
Consumer Services...........................................    0.7       12,303,936
Paper/Forest Products.......................................    0.5       10,058,600
Oil & Gas...................................................    0.2        3,477,716
Cash & Other Assets, Less Liabilities.......................    2.5       45,920,716
                                                              -----   --------------
                                                              100.0%  $1,842,237,814
                                                              =====   ==============

MERIDIAN EQUITY INCOME FUND(SM)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   Shares     Value**
                                   ------   -----------
COMMON STOCK - 95.9%
    AGRICULTURE - 3.2%
    Delta & Pine Land Co. .......  26,600   $   802,256
  AUTOMOTIVE - 2.8%
    Autoliv, Inc. ...............  12,525       708,665
  BANKING - 5.3%
    Comerica, Inc. ..............  11,550       669,554
    Regions Financial Corp. .....  18,800       661,196
                                            -----------
                                              1,330,750
  BASIC MATERIALS - 2.6%
    PPG Industries, Inc. ........  10,425       660,424
  BROKERAGE & MONEY MANAGEMENT - 5.2%
    Mellon Financial Corp. ......  18,300       651,480
    Waddell & Reed Financial,
      Inc. Class A...............  27,750       641,025
                                            -----------
                                              1,292,505
  BUSINESS PRODUCTS - 2.6%
    Diebold, Inc. ...............  15,725       646,298
  BUSINESS SERVICES - 5.2%
    ABM Industries, Inc. ........  34,500       661,365
    R. R. Donnelley & Sons
      Co. .......................  19,825       648,674
                                            -----------
                                              1,310,039
  CHEMICALS - 2.5%
    Lubrizol Corp. ..............  14,825       635,251
  CONSTRUCTION - 2.7%
    Masco Corp. .................  21,075       684,727
  CONSUMER PRODUCTS - 5.2%
    Newell Rubbermaid, Inc. .....  25,750       648,642
    Reynolds American, Inc. .....   6,125       646,187
                                            -----------
                                              1,294,829
  DIVERSIFIED OPERATIONS - 2.6%
    E.I. du Pont de
      Nemours & Co. .............  15,400       650,034

                                   Shares     Value**
                                   ------   -----------
  ELECTRICAL EQUIPMENT - 5.4%
    Emerson Electric Co. ........   7,750   $   648,133
    Hubbell, Inc. Class B........  13,575       695,854
                                            -----------
                                              1,343,987
  ENERGY - 2.7%
    Kinder Morgan, Inc. .........   7,240       666,008
  FURNITURE & FIXTURES - 2.5%
    Leggett & Platt, Inc. .......  25,900       631,183
  HEALTHCARE PRODUCTS - 2.8%
    Hillenbrand Industries,
      Inc. ......................  12,600       692,874
  INDUSTRIAL PRODUCTS - 5.3%
    Bemis Co., Inc. .............  21,000       663,180
    Briggs & Stratton Corp. .....  18,675       660,535
                                            -----------
                                              1,323,715
  INDUSTRIAL SERVICES - 5.3%
    Genuine Parts Co. ...........  14,500       635,535
    Waste Management, Inc. ......  19,300       681,290
                                            -----------
                                              1,316,825
  INSURANCE - 4.8%
    Jefferson-Pilot Corp. .......  10,525       588,768
    Lincoln National Corp. ......  11,325       618,232
                                            -----------
                                              1,207,000
  INSURANCE BROKERS - 2.7%
    Willis Group Holdings,
      Ltd. ......................  19,575       670,639
  OFFICE SUPPLIES - 2.6%
    Avery Dennison Corp. ........  11,325       662,286
  OIL & GAS - 2.6%
    Chevron Corp. ...............  11,425       662,307

MERIDIAN EQUITY INCOME FUND(SM)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   Shares     Value**
                                   ------   -----------
COMMON STOCK (continued)
PAPER/FOREST PRODUCTS - 5.3%
    Kimberly-Clark Corp. ........  10,915   $   630,887
    Sonoco Products Co. .........  20,375       690,101
                                            -----------
                                              1,320,988
  PHARMACEUTICALS - 2.6%
    Eli Lilly & Co. .............  11,925       659,453
  RETAIL - 2.6%
    Limited Brands, Inc. ........  27,100       662,866
  TELECOMMUNICATIONS SERVICES - 5.8%
    Alltel Corp. ................  10,375       671,781
    BellSouth Corp. .............  22,400       776,160
                                            -----------
                                              1,447,941
  TRANSPORTATION - 3.0%
    Pacer International, Inc. ...  23,075       754,091
                                            -----------
  TOTAL INVESTMENTS - 95.9%
    (Identified cost $22,064,886)........    24,037,941

                                              Value**
                                            -----------
CASH AND OTHER ASSETS, LESS
LIABILITIES - 4.1%.......................   $ 1,017,390
                                            -----------

NET ASSETS - 100.0%......................   $25,055,331
                                            ===========

The aggregate cost for federal income tax purposes is $22,064,886.

The aggregate gross unrealized appreciation is $2,054,680.
The aggregate gross unrealized depreciation is $(81,625).
The net unrealized appreciation is $1,973,055.

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 94.9%

    AEROSPACE/DEFENSE - 2.1%
    BE Aerospace, Inc.*......  1,460,300   $   36,682,736

  BANKING - 4.2%
    SVB Financial Group*.....    827,400       43,893,570
    UCBH Holdings, Inc. .....  1,541,616       29,167,375
                                           --------------
                                               73,060,945

  BROKERAGE & MONEY MANAGEMENT - 5.9%
    Affiliated Managers
      Group, Inc.*...........    498,545       53,149,882
    T. Rowe Price Group,
      Inc. ..................    629,300       49,217,553
                                           --------------
                                              102,367,435

  BUSINESS PRODUCTS - 1.2%
    Diebold, Inc. ...........    500,735       20,580,209
  BUSINESS SERVICES - 3.1%
    CSG Systems
      International, Inc.*...  1,107,130       25,751,844
    Mercury Interactive
      Corp.*.................    798,645       27,792,846
                                           --------------
                                               53,544,690

  CELLULAR COMMUNICATIONS - 2.9%
    American Tower Corp.
      Class A*...............  1,667,400       50,555,568

  CONSTRUCTION - 3.2%
    Granite Construction,
      Inc. ..................  1,136,285       55,314,354

  CONSUMER SERVICES - 3.2%
    Regis Corp. .............    847,200       29,211,456
    Rollins, Inc. ...........  1,286,687       26,042,545
                                           --------------
                                               55,254,001

  HEALTHCARE PRODUCTS - 8.8%
    C. R. Bard, Inc. ........    520,975       35,327,315
    DENTSPLY International,
      Inc. ..................    605,050       35,183,658
    Edwards Lifesciences
      Corp.*.................    794,485       34,560,097
    STERIS Corp. ............  1,262,810       31,166,151
    Symmetry Medical,
      Inc.*..................    779,700       16,537,437
                                           --------------
                                              152,774,658

                                Shares        Value**
                               ---------   --------------

  HEALTHCARE SERVICES - 5.3%
    DaVita, Inc.*............    745,400   $   44,880,534
    Laboratory Corp. of
      America Holdings*......    787,700       46,064,696
                                           --------------
                                               90,945,230

  HOTELS & LODGING - 2.1%
    Las Vegas Sands Corp.*...    655,000       37,112,300

  INDUSTRIAL PRODUCTS - 4.8%
    Airgas, Inc. ............  1,133,575       44,311,447
    Dionex Corp.*............    618,894       38,049,603
                                           --------------
                                               82,361,050

  INDUSTRIAL SERVICES - 11.9%
    Allied Waste Industries,
      Inc.*..................  4,661,325       57,054,618
    EGL, Inc.*...............  1,106,978       49,814,010
    Republic Services,
      Inc. ..................  1,048,300       44,563,233
    United Rentals, Inc.*....  1,594,600       55,013,700
                                           --------------
                                              206,445,561

  INSURANCE - 2.4%
    Mercury General Corp. ...    753,300       41,356,170

  INSURANCE BROKERS - 2.5%
    Willis Group Holdings
      Ltd. ..................  1,239,930       42,480,002

  LEISURE & AMUSEMENT - 2.2%
    Royal Caribbean Cruises
      Ltd. ..................    897,265       37,703,075

  REAL ESTATE - 2.5%
    Host Marriott Corp. .....  2,040,150       43,659,210

  RESTAURANTS - 4.1%
    CBRL Group, Inc. ........    702,788       30,859,421
    Ruby Tuesday, Inc. ......  1,230,000       39,458,400
                                           --------------
                                               70,317,821

MERIDIAN GROWTH FUND(R)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
RETAIL - 11.1%
    Bed Bath & Beyond,
      Inc.*..................    877,300   $   33,688,320
    Claire's Stores, Inc. ...  1,060,740       38,515,469
    Foot Locker, Inc. .......  1,437,825       34,335,261
    PETsMART, Inc. ..........  1,281,000       36,047,340
    Ross Stores, Inc. .......  1,086,300       31,709,097
    Zale Corp.*..............    653,550       18,319,006
                                           --------------
                                              192,614,493
  TECH-HARDWARE - 4.6%
    American Power Conversion
      Corp. .................  1,556,573       35,972,402
    Vishay Intertechnology,
      Inc.*..................  3,042,950       43,331,608
                                           --------------
                                               79,304,010

  TECH-SOFTWARE - 6.8%
    Advent Software, Inc.*...  1,066,438       30,308,168
    Cognos, Inc.*............    899,065       34,973,628
    FileNET Corp.*...........    749,500       20,251,490
    Getty Images, Inc.*......    440,000       32,947,200
                                           --------------
                                              118,480,486

  TOTAL COMMON STOCK - 94.9%
    (Identified cost $1,216,255,727)....    1,642,914,004
                                           --------------

                                              Value**
                                           --------------
U.S. GOVERNMENT OBLIGATIONS - 1.6%
    U.S. Treasury Bill @ 4.354% due 04/20/06
    (Face Value $7,000,000).............   $    6,984,299
    U.S. Treasury Bill @ 4.599% due 06/01/06
    (Face Value $10,000,000)............        9,927,000
    U.S. Treasury Bill @ 4.677% due 06/22/06
    (Face Value $10,000,000)............        9,901,040
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $26,804,436).........       26,812,339
                                           --------------

                                              Value**
                                           --------------

  TOTAL INVESTMENTS - 96.5%
  (Identified cost $1,243,060,163)......   $1,669,726,343

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 3.5%....................       60,723,143
                                           --------------

NET ASSETS - 100.0%.....................   $1,730,449,486
                                           ==============

The aggregate cost for federal income tax purposes is $1,243,060,163.

The aggregate gross unrealized appreciation is $435,248,660.
The aggregate gross unrealized depreciation is $(8,582,480).
The net unrealized appreciation is $426,666,180.

 * Non-income producing securities.

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 95.0%
  AEROSPACE/DEFENSE - 4.7%
    BE Aerospace, Inc.*......  1,626,800   $   40,865,216
    Empresa Brasileira de
      Aeronautica S.A. ADR...    448,400       16,523,540
    Northrop Grumman Corp. ..    424,500       28,989,105
                                           --------------
                                               86,377,861
  AUTOMOTIVE - 0.8%
    ADESA, Inc. .............    534,900       14,303,226
  BANKING - 6.9%
    Federated Investors, Inc.
      Class B................    704,500       27,510,725
    Greater Bay Bancorp......    715,000       19,834,100
    JPMorgan Chase & Co. ....  1,124,000       46,803,360
    Regions Financial
      Corp. .................    923,600       32,483,012
                                           --------------
                                              126,631,197
  BASIC MATERIALS - 1.8%
    Barrick Gold Corp. ......  1,194,000       32,524,560
  CONSUMER PRODUCTS - 5.3%
    Electronic Arts, Inc.
      (EA)*..................    386,400       21,143,808
    Newell Rubbermaid,
      Inc. ..................  2,295,900       57,833,721
    Pactiv Corp.*............    781,792       19,185,176
                                           --------------
                                               98,162,705
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 0.8%
    Chiquita Brands
      International, Inc. ...    846,700       14,199,159
  CONSUMER SERVICES - 0.7%
    ServiceMaster Co.
      (The)..................    937,800       12,303,936
  ENERGY - 8.0%
    Arch Coal, Inc. .........    251,300       19,083,722
    El Paso Corp. ...........  2,040,900       24,592,845
    GlobalSanteFe Corp. .....    622,200       37,798,650
    Hanover Compressor Co.*..  1,629,100       30,333,842
    National Oilwell Varco,
      Inc.*..................    168,000       10,772,160
    Tidewater, Inc. .........    456,400       25,206,972
                                           --------------
                                              147,788,191

                                Shares        Value**
                               ---------   --------------
  HEALTHCARE PRODUCTS - 2.6%
    Baxter International,
      Inc. ..................    964,300   $   37,424,483
    Thoratec Corp.*..........    508,000        9,789,160
                                           --------------
                                               47,213,643
  HEALTHCARE SERVICES - 2.8%
    AmerisourceBergen
      Corp. .................  1,079,000       52,083,330
  INDUSTRIAL PRODUCTS - 6.8%
    General Electric Co. ....  1,341,400       46,653,892
    Manitowoc Co., Inc.
      (The)..................    556,900       50,761,435
    Mettler-Toledo
      International, Inc.*...    153,630        9,270,034
    Sealed Air Corp. ........    161,000        9,317,070
    Spartech Corp. ..........    375,800        9,019,200
                                           --------------
                                              125,021,631
  INDUSTRIAL SERVICES - 5.7%
    Allied Waste Industries,
      Inc.*..................  4,636,000       56,744,640
    Waste Management,
      Inc. ..................  1,347,100       47,552,630
                                           --------------
                                              104,297,270

  INFORMATION TECHNOLOGY SERVICES - 1.5%
    BearingPoint, Inc.*......  3,305,900       28,067,091
  INSURANCE - 2.7%
    Conseco, Inc.*...........  2,028,300       50,342,406
  INSURANCE BROKERS - 1.4%
    Willis Group Holdings,
      Ltd. ..................    770,700       26,404,182
  MEDIA - 3.1%
    Time Warner, Inc. .......  2,135,500       35,855,045
    Valassis Communications,
      Inc.*..................    715,600       21,017,172
                                           --------------
                                               56,872,217
  OIL & GAS - 0.2%
    Kinder Morgan Management,
      LLC.*..................     79,039        3,477,716
  PAPER/FOREST PRODUCTS - 0.5%
    Aracruz Celulose S.A.
      ADR....................    190,000       10,058,600

MERIDIAN VALUE FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
PHARMACEUTICALS - 2.4%
    Schering-Plough Corp. ...  2,327,600   $   44,201,124
  PUBLISHING - 1.7%
    Pearson PLC ADR..........  2,249,000       31,148,650
  REAL ESTATE - 7.3%
    Apartment Investment &
      Management Co. Class
      A......................    774,800       36,338,120
    Equity Residential.......    751,400       35,158,006
    Healthcare Realty Trust,
      Inc. ..................    471,400       17,620,932
    Host Marriott Corp. .....  2,168,000       46,395,200
                                           --------------
                                              135,512,258
  RESTAURANTS - 1.3%
    Ruby Tuesday, Inc. ......    725,600       23,277,248
  RETAIL - 5.7%
    BJ's Wholesale Club,
      Inc.*..................    505,000       15,912,550
    The Jean Coutu Group,
      Inc. Class A...........  1,079,000       10,717,472
    Ross Stores, Inc. .......  1,112,900       32,485,551
    Safeway, Inc. ...........  1,844,000       46,321,280
                                           --------------
                                              105,436,853
  TECHNOLOGY - 10.3%
    Analog Devices, Inc. ....    825,000       31,589,250
    Entegris, Inc.*..........  1,919,200       20,420,288
    Intersil Corp. Class A...  1,178,800       34,090,896
    Symbol Technologies,
      Inc. ..................  2,054,700       21,738,726
    Tektronix, Inc. .........    637,100       22,750,841
    Western Digital Corp.*...  1,417,400       27,540,082
    Xilinx, Inc. ............  1,228,000       31,264,880
                                           --------------
                                              189,394,963

                                Shares        Value**
                               ---------   --------------
  TELECOMMUNICATIONS EQUIPMENT - 6.3%
    Nokia Oyj ADR............  2,324,200   $   48,157,424
    Powerwave Technologies,
      Inc.*..................  2,877,300       38,814,777
    Tellabs, Inc. *..........  1,850,600       29,424,540
                                           --------------
                                              116,396,741
  TELECOMMUNICATIONS SERVICES - 2.0%
    DIRECTV Group, Inc.
      (The)*.................  2,310,400       37,890,560
    UTILITIES - 1.7%
    Hawaiian Electric
      Industries, Inc. ......    495,421       13,440,772
    TECO Energy, Inc. .......  1,104,900       17,810,988
                                           --------------
                                               31,251,760
  TOTAL COMMON STOCK - 95.0%
    (Identified cost $1,419,786,337)....    1,750,639,078
                                           --------------
U.S. GOVERNMENT OBLIGATIONS - 2.5%
    U.S. Treasury Bill @ 4.354% due 04/20/06
    (Face Value $13,000,000)............       12,970,840
    U.S. Treasury Bill @ 4.599% due 06/01/06
    (Face Value $13,000,000)............       12,905,100
    U.S. Treasury Bill @ 4.677% due 06/22/06
    (Face Value $20,000,000)............       19,802,080
                                           --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $45,664,312).........       45,678,020
                                           --------------
  TOTAL INVESTMENTS - 97.5%
  (Identified cost $1,465,450,649)......    1,796,317,098

MERIDIAN VALUE FUND(R)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              Value**
                                           --------------
CASH AND OTHER ASSETS, LESS
LIABILITIES - 2.5%......................   $   45,920,716
                                           --------------

NET ASSETS - 100.0%.....................   $1,842,237,814
                                           ==============

The aggregate cost for federal income tax purposes is $1,465,450,649.

The aggregate gross unrealized appreciation is $344,861,419.
The aggregate gross unrealized depreciation is $(13,994,970).
The net unrealized appreciation is $330,866,449.

ADR - American Depository Receipt.

 * Non-income producing securities.

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  MERIDIAN FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

          ------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Chief Financial Officer,
                            Treasurer and Secretary
                            Chief Compliance Officer

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                           San Francisco, California

                        MERIDIAN EQUITY INCOME FUND(SM)

                            MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                              THIRD QUARTER REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                                 MARCH 31, 2006